Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' Equity
Schedule of financial liabilities measured at fair value on a recurring basis

	June 30, 2023
	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$128,350	$—	$—	$128,350
Warrant liability - Series B	1,576,440	—	—	1,576,440
Total liabilities	$1,704,790	$—	$—	$1,704,790

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$1,812,000	$—	$—	$1,812,000
Warrant liability - Series B	6,040,000	—	—	6,040,000
Total liabilities	$7,852,000	$—	$—	$7,852,000

Schedule of activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)

	Warrant Liability
	Series A	Series B	Total
Balance, December 31, 2022	$1,812,000	$6,040,000	$7,852,000
Change in fair value	(1,683,650)	(4,463,560)	(6,147,210)
Balance, June 30, 2023	$128,350	$1,576,440	$1,704,790

Schedule of assumptions used for the fair value calculations of the warrants

	June 30, 2023		December 31, 2022
	Series A	Series B	Series A	Series B
Stock (ADS) price	$3.40	$3.40	$9.40	$9.40
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	1.2	6.2	1.7	6.7
Expected volatility	90%	100%	80%	120%
Risk-free interest rate	5.3%	4.0%	4.4%	4.0%